Transamerica International Focus Average Annual Total Returns - Retail Class [Member]		12 Months Ended	60 Months Ended	87 Months Ended	94 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.89%	9.47%	8.56%		8.72%
Performance Inception Date	Sep. 28, 2018
A
Prospectus [Line Items]
Average Annual Return, Percent		0.66%	(0.42%)		2.95%
Performance Inception Date	Mar. 01, 2018
I
Prospectus [Line Items]
Average Annual Return, Percent		6.79%	1.01%		3.96%
Performance Inception Date	Mar. 01, 2018
I2
Prospectus [Line Items]
Average Annual Return, Percent		7.02%	1.12%			5.58%
Performance Inception Date	Jun. 10, 2008
I2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.86%	(0.41%)			4.27%
I2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.59%	0.92%			4.40%
R6
Prospectus [Line Items]
Average Annual Return, Percent		6.97%	1.11%		4.12%
Performance Inception Date	Mar. 01, 2018